Property and Equipment, Net (Details) - Schedule of Property and Equipment	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,031,475	$ 132,100	$ 974,290
Less: accumulated depreciation	(824,822)	(105,634)	(715,674)
Total	206,653	26,466	258,616
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	229,624	29,408	229,624
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	102,000	13,063	102,000
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 699,851	$ 89,629	$ 642,666